Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Indebtedness - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 35,607	$ 29,616	$ 33,145
Less: Current portion of long-term debt and short-term debt	15,131	6,651
Current portion of long-term debt	20,476	22,965	25,737
$10 million revolving credit arrangement [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 6,086	$ 6,828	$ 629
Long-Term Debt, Interest rate	2.75%	2.75%	2.75%
€1.5 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 857	$ 980	$ 1,344
Long-Term Debt, Interest rate	1.70%	1.70%	1.70%
$12.785 million term loan – related party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 8,938	$ 9,697	$ 12,786
Long-Term Debt, Interest rate	2.75%	2.75%	2.75%
€7 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 4,428	$ 4,861	$ 5,972
Long-Term Debt, Interest rate	6.00%	6.00%	2.88%
$7.25 million term loan – related party [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 6,827	$ 7,250	$ 7,250
Long-Term Debt, Interest rate	3.75%	3.75%	3.75%
$1.25 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 1,250
Long-Term Debt, Interest rate	8.88%
$7.22 million term loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Amount	$ 7,221
Long-Term Debt, Interest rate	8.88%